Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2020	$(5,101)
2021	(3,736)
2022	(1,363)
2023	(1,449)
2024	(1,385)
Total	$(13,034)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2018	December 31, 2019
Hires collected in advance	$4,475	$5,286
Deferred gain, net (Note 11)	3,557	-
Charter revenue resulting from varying charter rates	9,141	13,034
Total	$17,173	$18,320
Less current portion	(12,432)	(10,387)
Non-current portion	$4,741	$7,933